JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.2%
Alternative Assets — 1.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,735,208	63,029,941

Fixed Income — 62.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	97,976,067	1,179,631,850
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,647,475	78,154,559
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,109,631	83,556,454
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,049,790	47,309,355
JPMorgan High Yield Fund Class R6 Shares (a)	49,049,341	304,596,405
JPMorgan Income Fund Class R6 Shares (a)	7,711,512	64,930,931
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	31,725,334	314,398,064
JPMorgan Managed Income Fund Class L Shares (a)	438,402	4,344,563
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	73,718,202	688,528,010

Total Fixed Income		2,765,450,191

International Equity — 13.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	5,880,104	149,707,452
JPMorgan International Advantage Fund Class R6 Shares (a)	4,539,205	68,496,608
JPMorgan International Equity Fund Class R6 Shares (a)	15,519,596	216,653,561
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,140,448	156,857,506

Total International Equity		591,715,127

U.S. Equity — 16.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	23,518,457	345,015,761
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	744,466	32,131,145
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,132,295	18,286,568
JPMorgan Small Cap Value Fund Class R6 Shares (a)	674,722	11,315,096
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,401,448	326,247,360

Total U.S. Equity		732,995,930

TOTAL INVESTMENT COMPANIES (Cost $4,289,327,571)		4,153,191,189

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $64,479,682)	63,896,000	65,173,920

	Shares
EXCHANGE-TRADED FUNDS — 0.5%
Alternative Assets — 0.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $27,810,769)	314,557	20,307,800

SHORT-TERM INVESTMENTS — 5.5%
INVESTMENT COMPANIES — 5.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $245,408,201)	245,408,201	245,408,201

Total Investments — 100.7% (Cost $4,627,026,223)		4,484,081,110
Liabilities in Excess of Other Assets — (0.7)%		(29,979,720)

Net Assets — 100.0%		4,454,101,390

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,314	06/2020	CAD	137,534,428	(274,964)
DJ US Real Estate Index	398	06/2020	USD	10,921,120	51,238
MSCI EAFE E-Mini Index	422	06/2020	USD	33,004,620	102,727
Russell 2000 E-Mini Index	69	06/2020	USD	3,966,465	(148,408)
S&P 500 E-Mini Index	400	06/2020	USD	51,450,000	(410,452)
S&P Midcap 400 E-Mini Index	506	06/2020	USD	72,889,300	5,498,803
U.S. Treasury 10 Year Note	3,282	06/2020	USD	455,736,469	19,769,802

					24,588,746

Short Contracts
EURO STOXX 50 Index	(2,576)	06/2020	EUR	(76,752,206)	(8,349,039)
Euro-Bund	(587)	06/2020	EUR	(111,683,372)	1,479,100
FTSE 100 Index	(159)	06/2020	GBP	(11,015,699)	(916,172)
MSCI Emerging Markets E-Mini Index	(14)	06/2020	USD	(591,220)	(49,357)

					(7,835,468)

					16,753,278

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,418,907,190	$65,173,920	$—	$4,484,081,110

Appreciation in Other Financial Instruments
Futures Contracts (a)	$26,901,671	$—	$—	$26,901,671

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(883,181)	$(9,265,212)	$—	$(10,148,393)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$35,004,613	$7,362,335	$168,491	$(7,502,969)	$20,307,800	314,557	$354,136	$36,420
JPMorgan Core Bond Fund Class R6 Shares (a)	1,556,847,833	44,993,136	455,609,871	12,796,106	20,604,646	1,179,631,850	97,976,067	30,396,571	6,609,920
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	611,238,968	5,091,240	623,482,876	24,482,502	(17,329,834)	—	—	5,091,240	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	51,691,883	—	49,854,417	7,113,289	(8,950,755)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	99,742,831	3,678,978	8,099,312	180,443	(17,348,381)	78,154,559	11,647,475	3,678,978	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	132,147,254	60,855,843	12,896,224	581,750	(30,981,171)	149,707,452	5,880,104	1,296,174	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	108,725,183	3,987,505	13,430,521	(439,012)	(15,286,701)	83,556,454	12,109,631	3,987,505	—
JPMorgan Equity Income Fund Class R6 Shares (a)	126,420,227	371,508,350	72,818,699	2,680,013	(82,774,130)	345,015,761	23,518,457	5,959,557	4,668,371
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	93,257,264	2,439,081	40,147,359	(1,424,496)	(6,815,135)	47,309,355	6,049,790	2,439,081	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	170,151,242	—	170,123,465	111,758,982	(111,786,759)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	452,852,202	58,575,007	156,588,843	(3,127,165)	(47,114,796)	304,596,405	49,049,341	15,549,427	—
JPMorgan Income Fund Class R6 Shares (a)	42,018,609	39,241,977	7,618,089	124,518	(8,836,084)	64,930,931	7,711,512	2,215,711	19,793
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	214,823,892	139,868,088	27,067,603	(1,052,954)	(12,173,359)	314,398,064	31,725,334	4,208,095	—
JPMorgan International Advantage Fund Class R6 Shares (a)	234,127,717	20,595,234	159,118,490	10,758,813	(37,866,666)	68,496,608	4,539,205	5,512,784	—
JPMorgan International Equity Fund Class R6 Shares (a)	258,582,853	72,207,163	59,209,046	(3,296,674)	(51,630,735)	216,653,561	15,519,596	9,889,418	299,076
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	167,000,088	44,339,673	14,411,323	(61,937)	(40,008,995)	156,857,506	11,140,448	6,223,234	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	1,020,927	—	1,050,022	639,950	(610,855)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	45,487,587	93,829,275	134,658,429	(90,058)	(223,812)	4,344,563	438,402	500,901	18,565
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	84,239,241	5,931,944	83,334,714	19,718,207	(26,554,678)	—	—	—	5,931,944
JPMorgan Realty Income Fund Class R6 Shares (a)	135,591,311	7,511,482	63,958,777	10,228,414	(26,342,489)	63,029,941	5,735,208	1,625,889	5,885,593
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	85,839,542	672,245,662	50,272,199	613,217	(19,898,212)	688,528,010	73,718,202	8,789,988	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	28,757,598	14,996,679	—	—	(11,623,132)	32,131,145	744,466	286,836	1,692,847
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,479,964	1,203,773	9,015,333	2,491,542	(6,873,378)	18,286,568	1,132,295	51,213	1,152,560
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,277,316	1,014,870	9,507,211	710,008	(6,179,887)	11,315,096	674,722	165,514	849,356
JPMorgan U.S. Equity Fund Class R6 Shares (a)	352,106,071	173,794,674	134,345,493	(2,751,623)	(62,556,269)	326,247,360	24,401,448	3,857,631	39,528,022
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	40,797,442	1,484,595,986	1,279,985,227	—	—	245,408,201	245,408,201	2,228,563	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	280,069,088	22,575,023	284,772,853	108,219,843	(126,091,101)	—	—	947,624	21,627,399
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,938,009	—	150,559,451	78,869,987	(77,248,545)	—	—	—	—

Total	$5,578,232,142	$3,380,085,256	$4,079,298,182	$379,892,156	$(840,004,182)	$4,418,907,190		$115,256,070	$88,319,866

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.